Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes

Note 8—Income taxes

The Company used an effective tax rate approach for calculating its tax benefit for the three months ended March 31, 2017 and 2016. The effective tax rate for the three months ended March 31, 2017 of 0.7% differed from the U.S. federal statutory rate of 34% primarily because of state taxes, net of federal benefit, the valuation allowance for U.S. federal and state income taxes, and foreign taxes. The effective tax rate for the three months ended March 31, 2016 of 12.4% differed from the U.S. federal statutory rate of 34% primarily as a result of state taxes, net of federal benefit, foreign taxes and a valuation allowance on State of California net deferred tax assets. The income tax benefit for the 2016 period was a result of the absorption of deferred tax liabilities recorded as a result of the 2013 Acquisition.

Taxes for international operations were not material for the three months ended March 31, 2017 and 2016.

Note 8—Income taxes

The components of income (loss) before income taxes for the years ended December 31, 2016, 2015 and 2014 were as follows (in thousands):

	Year ended December 31,
	2016	2015	2014
United States	$(45,123)	$(39,350)	$(25,387)
International	(623)	903	461

	$(45,746)	$(38,447)	$(24,926)

The components of the total benefit from income taxes for the years ended December 31, 2016, 2015 and 2014 were as follows (in thousands):

	Year ended December 31,
	2016	2015	2014
Current
Federal	$—	$—	$—
State	5	7	1
International	840	221	108

Total current tax expense	845	228	109

Deferred
Federal	(6,086)	(12,468)	(7,111)
State	(202)	(1,473)	(1,172)
International	(1,144)	—	—

Total deferred tax benefit	(7,432)	(13,941)	(8,283)

Total benefit from income taxes	$(6,587)	$(13,713)	$(8,174)

A reconciliation of the statutory U.S. federal income tax rate to the Company’s effective tax rate for the years ended December 31, 2016, 2015 and 2014 was as follows:

	Year ended December 31,
	2016	2015	2014
Federal statutory income tax rate	34.0%	34.0%	34.0%
State tax, net of federal benefit	3.0%	4.0%	3.1%
Federal tax credits	1.2%	1.1%	0.6%
Change in valuation allowance	(16.5%)	(2.3%)	—
Common stock warrants	(4.4%)	(0.4%)	(5.0%)
Other	(2.9%)	(0.7%)	0.1%

	14.4%	35.7%	32.8%

Significant components of the Company’s deferred tax assets and liabilities at December 31, 2016 and 2015 were as follows (in thousands):

	Year ended December 31,
	2016	2015
Deferred tax assets
Accrued expenses and other current liabilities	$1,065	$1,147
Business credits	2,913	1,962
Stock-based compensation	4,393	2,488
Net operating loss carryover	21,151	13,586
Other	1,253	358

Total deferred tax assets	30,775	19,541
Less: valuation allowance	(8,489)	(887)

Deferred tax assets, net of valuation allowance	22,286	18,654

	Year ended December 31,
	2016	2015
Deferred tax liabilities
Property and equipment	$(1,250)	$(1,473)
Common stock warrants	—	(63)
Intangible assets	(20,439)	(21,800)
Prepaid expenses	(1,859)	(1,225)

Total deferred tax liabilities	(23,548)	(24,561)

Net deferred taxes	$(1,262)	$(5,907)

ASC 740 requires that the tax benefit of net operating losses, temporary differences and credit carryforwards be recorded as an asset to the extent that management assesses that realization is “more likely than not.” A valuation allowance is recorded when it is more likely than not that some of the deferred tax assets will not be realized. Realization of future tax benefits is dependent on the Company’s ability to generate sufficient taxable income within the carryforward period. For financial reporting purposes, the Company has incurred losses for each of the past three years. Based on available objective evidence, including the company’s history of losses, management believes it is more likely than not that the net deferred tax assets will not be fully realizable. Accordingly, the Company provided a valuation allowance against its federal and state deferred tax assets. The Company’s foreign tax jurisdictions were in a net deferred tax liability position as of December 31, 2016.

The change in the valuation allowance for the years ended December 31, 2016 and 2015 was as follows (in thousands). There was no valuation allowance for the year ended December 31, 2014.

	December 31, 2016
	2016	2015
Valuation allowance, at beginning of year	$887	$—
Increase in valuation allowance	7,602	887

Valuation allowance, at end of year	$8,489	$887

The Company did not provide for United States income taxes on the undistributed earnings and other outside temporary differences of foreign subsidiaries as they are considered indefinitely reinvested outside the United States. As of December 31, 2016 and 2015 the amount of temporary differences related to undistributed earnings and other outside temporary differences upon which United States income taxes have not been provided is immaterial to these consolidated financial statements.

As of December 31, 2016, the Company had consolidated federal and state net operating loss carryforwards available to offset future taxable income of approximately $94.7 million and $90.9 million, respectively. The federal losses will begin to expire in 2033, and the state losses will begin to expire between 2023 and 2033, depending on the jurisdiction. The Company has federal research and development credits and foreign tax credits of $1.1 million and $0.6 million, respectively, which begin to expire on 2033 and 2023, respectively. The Company has state research and development credits and enterprise zone credits of $1.8 million and $0.6 million, respectively, which are indefinite in expiration and begin to expire by 2023, respectively. Pursuant to Internal Revenue Code Section 382, use of the Company’s net operating loss carryforwards may be limited if the Company experiences a cumulative change in ownership of more than 50% over a three-year period.

At December 31, 2016, $36.7 million of net operating losses related to tax benefits for stock-based compensation resulting from gains that certain individual option holders experienced from the exercise are not included in the deferred tax assets.

The following is a roll forward of the Company’s total gross unrecognized tax benefits (in thousands):

Total Gross unrecognized tax benefits, December 31, 2013	$153
Increase related to positions taken in the year ended December 31, 2014	35

Total gross unrecognized tax benefits, December 31, 2014	188
Increase related to positions taken in the year ended December 31, 2015	90

Total gross unrecognized tax benefits, December 31, 2015	278
Increase related to positions taken in the year ended December 31, 2016	104

Total gross unrecognized tax benefits, December 31, 2016	$382

As of December 31, 2016, the realization of unrecognized tax benefits are not expected to impact the effective rate due to a full valuation on federal and state deferred taxes. The Company has not recorded any interest or penalties in its benefit from income taxes for the years ended December 31, 2016, 2015 and 2014 and no such amounts have been accrued as of December 31, 2016 and 2015.

The Company files U.S. federal, various state and foreign income tax returns. In the normal course of business, the Company is subject to examination by taxing authorities. The tax years 2013, 2014, and 2015 remain subject to examination for federal purposes. Generally, state and foreign tax authorities may examine the Company’s tax returns for four years and five years, respectively, from the date an income tax return is filed. However, the taxing authorities may continue to adjust the Company’s federal and state net operating loss carryforwards until the statute of limitations closes on the tax years in which the federal and state net operating losses are utilized.

The consolidated federal tax filings are under examination by the Internal Revenue Service for the 2014 tax year. The Company does not anticipate any material adjustments as a result of the examination. While it is often difficult to predict the outcome or the timing or resolution of any particular tax position, the Company believes no reserves for income taxes are necessary as a result of this audit.

The Company does not anticipate either material changes in the total amount or composition of its unrecognized tax benefits within 12 months of the reporting date.